Summary of Accounting Policies (Schedule of Estimated Life of Significant Assets) (Details)	12 Months Ended
Mar. 31, 2011 years
Office Buildings [Member]
Estimated life of significant assets, Minimum	5
Estimated life of significant assets, Maximum	50
Equipment [Member]
Estimated life of significant assets, Minimum	3
Estimated life of significant assets, Maximum	35
Software [Member]
Estimated life of Software, Maximum	5